Other Assets - Summary of Other Assets (Details) (Parenthetical) - PEN (S/) S/ in Thousands		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Other Assets [Line Items]
Receivable For Salaries Of Employees On Leave		S/ 677	S/ 793	S/ 1,199
Other Miscellaneous Assets	[1]	26,008	26,519	20,282
Patologa Oncolgica [Member]
Other Assets [Line Items]
Account Receivable From Former Shareholders For Tax And Labor Liabilities Contingencies		209	209	209
Promotora Médica Las Américas S.A. [Member]
Other Assets [Line Items]
Account Receivable From Former Shareholders For Tax And Labor Liabilities Contingencies		573	549	940
Consorcio Trecca [Member]
Other Assets [Line Items]
Other Miscellaneous Assets		S/ 17,131	S/ 16,033	S/ 12,395

[1]	It includes accounts receivable from Consorcio Trecca for S/ 17,131 thousand for December 31, 2025 (S/ 16,033 thousand and S/ 12,395 thousand for December 31, 2024 and 2023, respectively) which corresponds to preoperative activities defined in the concession arrangement, that represents a contractual right to receive cash and the accounts receivable is accumulated when the preoperative activities are incurred.